Baird Municipal Bond Fund
Schedule of Investments, September 30, 2023 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Corrections Institution Finance Authority,
5.000%, 07/01/2037 (Callable 07/01/2032)	$500,000	$523,670
Alabama Special Care Facilities Financing Authority,
5.000%, 06/01/2026 (Callable 06/01/2025)	110,000	111,092
Black Belt Energy Gas District:
4.000%, 12/01/2049 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)	100,000	98,174
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)	750,000	757,819
Chilton County Health Care Authority,
3.000%, 11/01/2027 (Callable 11/01/2025)	100,000	93,135
Industrial Development Board of the City of Mobile,
3.920%, 06/01/2034 (Mandatory Tender Date 06/02/2026) (1)	600,000	591,926
Jacksonville State University,
5.000%, 12/01/2036 (Callable 12/01/2027)(Insured by AGM)	500,000	519,533
Southeast Alabama Gas Supply District,
4.000%, 06/01/2049 (Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (1)	370,000	367,560
Southeast Energy Authority A Cooperative District:
5.500%, 01/01/2053 (Callable 09/01/2029)(Mandatory Tender Date 12/01/2029) (1)	250,000	256,550
5.000%, 05/01/2053 (Callable 05/01/2028)(Mandatory Tender Date 08/01/2028) (1)	250,000	249,702
5.000%, 01/01/2054 (Callable 03/01/2030)(Mandatory Tender Date 06/01/2030) (1)	750,000	757,565
5.250%, 01/01/2054 (Callable 04/01/2029)(Mandatory Tender Date 07/01/2029) (1)	500,000	503,245
Total Alabama (Cost $4,937,847)		4,829,971	3.1%

Alaska
CIVIC Ventures,
5.000%, 09/01/2027 (Callable 09/01/2025)	200,000	199,163
Total Alaska (Cost $206,600)		199,163	0.1%

Arizona
Arizona Industrial Development Authority:
5.000%, 07/01/2026 (3)	315,000	313,780
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	100,000	90,993
4.000%, 07/01/2032 (Callable 01/01/2028)(Insured by SD CRED PROG)	100,000	95,227
3.625%, 05/20/2033	697,309	613,227
Glendale Industrial Development Authority:
4.000%, 05/15/2027 (Callable 05/15/2024)	175,000	166,048
2.125%, 07/01/2033 (Callable 07/01/2029)	685,000	514,167
Industrial Development Authority of the County of Pima,
4.000%, 07/01/2029	25,000	23,642
Maricopa County Industrial Development Authority,
6.000%, 07/01/2043 (Callable 07/01/2030) (3)	500,000	475,545
Salt Verde Financial Corp.:
5.250%, 12/01/2023	290,000	290,071
5.250%, 12/01/2026	425,000	430,108
Total Arizona (Cost $3,206,301)		3,012,808	1.9%

Arkansas
Batesville Public Facilities Board,
5.000%, 06/01/2026	150,000	150,955
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)	190,000	168,153
City of West Memphis AR,
3.000%, 12/01/2041 (Callable 12/01/2028)(Insured by BAM)	380,000	277,264
Total Arkansas (Cost $659,326)		596,372	0.4%

California
Anaheim Public Financing Authority,
0.000%, 09/01/2031 (Insured by AGM)	1,000,000	708,535
California Community Choice Financing Authority,
5.250%, 01/01/2054 (Callable 10/01/2030)(Mandatory Tender Date 10/01/2031) (1)	200,000	199,528
California Housing Finance Agency:
3.750%, 03/25/2035 (Insured by FHLMC)	487,578	450,988
4.375%, 09/20/2036	498,925	455,048
California Infrastructure & Economic Development Bank,
3.710%, 08/01/2047 (SIFMA Municipal Swap Index + 0.350%)(Callable 10/20/2023)(Mandatory Tender Date 08/01/2024) (2)	300,000	297,151
California Pollution Control Financing Authority,
5.000%, 07/01/2029 (3)	250,000	256,409
California Public Finance Authority,
2.375%, 11/15/2028 (Callable 10/20/2023) (3)	275,000	260,988
California State University,
3.125%, 11/01/2051 (Callable 05/01/2026)(Mandatory Tender Date 11/01/2026) (1)	750,000	730,972
California Statewide Communities Development Authority,
4.000%, 04/01/2036 (Callable 04/01/2030)	500,000	462,356
City of Los Angeles Department of Airports,
5.000%, 05/15/2033 (Callable 05/15/2029)	500,000	519,234
City of Vernon CA,
5.000%, 08/01/2025	500,000	503,129
El Rancho Unified School District,
6.900%, 08/01/2031 (Callable 08/01/2028)(Insured by AGM) (5)	115,000	131,843
Freddie Mac Multifamily ML Certificates,
4.140%, 01/25/2040 (5)	498,625	437,272
Freddie Mac Multifamily Variable Rate Certificate,
2.875%, 07/25/2036	734,719	601,763
Los Alamitos Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2029) (5)	270,000	276,646
Los Angeles County Development Authority,
5.000%, 07/01/2043 (Callable 04/01/2026)(Mandatory Tender Date 07/01/2026)(Insured by HUD) (1)	600,000	608,682
Mayers Memorial Hospital District:
0.000%, 08/01/2029	160,000	117,541
0.000%, 08/01/2030	360,000	248,443
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030) (5)	175,000	165,890
Newport Mesa Unified School District,
6.300%, 08/01/2042 (Callable 08/01/2031) (5)	35,000	40,252
Oak Park Unified School District,
7.100%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (5)	50,000	58,845
Rialto Unified School District,
0.000%, 08/01/2043 (Callable 02/01/2033)(Insured by BAM)	1,045,000	376,245
Siskiyou Community College District,
0.000%, 08/01/2031 (Insured by AGM)	240,000	170,724
Total California (Cost $8,462,751)		8,078,484	5.2%

Colorado
Colorado Bridge Enterprise:
4.000%, 12/31/2030 (Callable 12/31/2027)	750,000	710,590
4.000%, 06/30/2031 (Callable 12/31/2027)	250,000	235,784
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2028 (Callable 10/01/2025)	350,000	336,334
2.000%, 09/01/2030 (Callable 09/01/2028)	90,000	77,311
5.000%, 10/01/2030 (Callable 10/01/2025)	420,000	397,048
5.000%, 12/01/2038 (Callable 12/01/2028)	75,000	75,122
Denver Convention Center Hotel Authority,
5.000%, 12/01/2024	300,000	300,063
Denver Health & Hospital Authority,
5.000%, 12/01/2033 (Callable 12/01/2029)	100,000	100,525
Denver Housing Authority,
5.000%, 07/01/2027 (Callable 07/01/2026)(Insured by HUD)	500,000	511,521
Grand River Hospital District,
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	75,000	77,970
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025 (3)	200,000	161,450
Regional Transportation District,
4.000%, 07/15/2039	110,000	99,774
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	25,000	26,025
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	150,000	108,324
Windy Gap Firming Project Water Activity Enterprise,
5.000%, 07/15/2046 (Callable 07/15/2031)	1,000,000	1,026,372
Total Colorado (Cost $4,423,768)		4,244,213	2.7%

Connecticut
Connecticut State Health & Educational Facilities Authority,
4.000%, 07/01/2031 (Callable 07/01/2028)	30,000	27,763
Total Connecticut (Cost $25,655)		27,763	0.0%

Florida
Brevard County Health Facilities Authority,
5.000%, 04/01/2052 (Callable 04/01/2032)	750,000	716,983
Capital Trust Agency, Inc.:
3.375%, 07/01/2031 (3)	395,000	360,128
6.375%, 05/01/2053 (Callable 05/01/2033) (3)	250,000	233,370
City of Gainesville FL,
5.000%, 10/01/2051 (Callable 10/01/2031)	1,000,000	1,007,507
City of Sunrise FL,
3.000%, 10/01/2050 (Callable 10/01/2030)	1,000,000	635,578
City of Tampa FL:
5.000%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,037,266
5.250%, 10/01/2057 (Callable 10/01/2032)	750,000	781,286
County of Pasco FL,
5.000%, 09/01/2048 (Callable 03/01/2033)(Insured by AGM)	500,000	503,607
County of Sarasota FL,
5.250%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,062,442
Florida Development Finance Corp.:
5.250%, 06/15/2029 (Callable 06/15/2027) (3)	500,000	484,649
3.000%, 06/01/2032 (Callable 06/01/2024)	500,000	384,332
5.000%, 08/15/2032 (3)	455,000	437,630
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	40,000	36,563
Mid-Bay Bridge Authority,
5.000%, 10/01/2024	545,000	547,421
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	200,000	199,619
Palm Beach County Educational Facilities Authority:
4.000%, 10/01/2027	260,000	252,239
4.000%, 10/01/2028	270,000	260,574
Total Florida (Cost $9,398,870)		8,941,194	5.8%

Georgia
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)	200,000	194,361
Bartow County Development Authority,
3.950%, 12/01/2032 (Mandatory Tender Date 03/08/2028) (1)	500,000	482,513
Burke County Development Authority,
2.750%, 01/01/2052 (Callable 05/03/2031) (5)	500,000	297,340
City of Atlanta GA:
4.250%, 07/01/2048 (Callable 07/01/2033)	245,000	227,509
5.000%, 07/01/2048 (Callable 07/01/2033)	1,300,000	1,288,451
Development Authority of Monroe County,
1.500%, 01/01/2039 (Mandatory Tender Date 02/03/2025) (1)	500,000	473,072
George L Smith II Congress Center Authority,
3.625%, 01/01/2031 (3)	650,000	547,437
Main Street Natural Gas, Inc.:
4.000%, 11/01/2023 (3)	200,000	199,803
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	800,000	794,864
4.000%, 03/01/2050 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	350,000	342,077
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)	400,000	377,121
Total Georgia (Cost $5,361,559)		5,224,548	3.4%

Idaho
Idaho Housing & Finance Association,
3.000%, 05/01/2042 (Callable 05/01/2032)(Insured by SCH BD GTY)	490,000	329,484
Total Idaho (Cost $368,980)		329,484	0.2%

Illinois
Chicago Board of Education:
0.000%, 12/01/2023 (Insured by NATL)	300,000	297,665
0.000%, 12/01/2025 (Insured by NATL)	500,000	450,862
5.500%, 12/01/2026 (Insured by NATL)	60,000	60,613
5.250%, 04/01/2034 (Callable 04/01/2033)	375,000	402,172
Chicago Midway International Airport,
5.000%, 01/01/2029 (Callable 01/01/2026)	365,000	367,074
Chicago O'Hare International Airport,
5.500%, 01/01/2055 (Callable 01/01/2032)	300,000	306,420
Chicago Transit Authority,
5.250%, 12/01/2049 (Callable 12/01/2024)	500,000	501,075
City of Chicago IL:
0.000%, 01/01/2027 (ETM)(Insured by NATL)	100,000	87,990
5.000%, 11/01/2029 (Callable 11/01/2026)	1,050,000	1,064,388
Cook County Community College District No. 508:
5.250%, 12/01/2026 (Callable 12/01/2023)	400,000	400,191
5.250%, 12/01/2028 (Callable 12/01/2023)	75,000	75,005
County of Du Page IL,
3.000%, 05/15/2047 (Callable 05/15/2030)	1,100,000	705,214
Exceptional Children Have Opportunities,
4.000%, 12/01/2035 (Callable 12/01/2029)	150,000	143,742
Illinois Finance Authority:
5.000%, 11/01/2031 (Callable 11/01/2026)	135,000	135,417
5.000%, 02/15/2036 (Callable 02/15/2027)	400,000	408,214
5.000%, 02/15/2037 (Callable 08/15/2027)	775,000	750,002
4.125%, 11/15/2037 (Callable 11/15/2025)	60,000	54,748
5.000%, 11/15/2039 (Callable 05/15/2025)	300,000	290,983
Illinois Sports Facilities Authority,
5.000%, 06/15/2030	500,000	497,704
Illinois State Toll Highway Authority:
5.000%, 01/01/2041 (Callable 07/01/2033)	250,000	258,908
5.000%, 01/01/2045 (Callable 01/01/2031)	580,000	592,606
Joliet Park District,
4.000%, 02/01/2033 (Callable 10/30/2023)(Insured by AGM)	100,000	100,003
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2029 (Insured by NATL)	100,000	77,246
0.000%, 12/15/2034 (Insured by NATL)	500,000	297,333
Sangamon & Christian Counties Community Unit School District No. 3A,
5.500%, 02/01/2038 (Callable 02/01/2032)(Insured by BAM)	450,000	472,365
State of Illinois,
5.000%, 03/01/2027	200,000	205,711
Upper Illinois River Valley Development Authority,
5.000%, 01/01/2045 (Callable 01/01/2027) (3)	200,000	175,055
Village of Romeoville IL,
5.000%, 10/01/2035 (Callable 04/01/2025)	300,000	297,607
Will County Community High School District No. 210:
0.000%, 01/01/2027	95,000	81,597
0.000%, 01/01/2033	570,000	363,976
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	100,000	96,231
Winnebago County Community Unit School District No. 320,
5.000%, 02/01/2032 (Insured by AGM)	400,000	416,851
Total Illinois (Cost $10,769,332)		10,434,968	6.7%

Indiana
Indiana Finance Authority,
2.500%, 11/01/2030	100,000	86,022
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	100,000	99,025
Indianapolis Local Public Improvement Bond Bank,
5.250%, 02/01/2048 (Callable 08/01/2033)	1,000,000	1,047,412
St. Joseph County Airport Authority,
0.010%, 07/01/2028 (Insured by BAM)	155,000	123,470
Total Indiana (Cost $1,445,097)		1,355,929	0.9%

Iowa
City of Coralville IA,
4.000%, 06/01/2025 (Callable 06/01/2024)	100,000	97,508
City of Stuart IA,
4.750%, 06/01/2026 (Callable 06/01/2025)	680,000	670,946
Iowa Finance Authority,
7.500%, 01/01/2032 (Callable 01/01/2030) (3)	250,000	231,864
Iowa Higher Education Loan Authority,
5.375%, 10/01/2052 (Callable 10/01/2030)	500,000	485,570
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	230,000	229,447
Total Iowa (Cost $1,766,090)		1,715,335	1.1%

Kansas
City of Coffeyville KS,
5.000%, 06/01/2025 (Insured by NATL) (3)	100,000	98,575
City of Osawatomie KS,
3.750%, 03/01/2027 (Callable 03/01/2025)	500,000	481,402
Wyandotte County-Kansas City Unified Government,
0.000%, 12/01/2027 (Insured by NATL)	285,000	234,165
Total Kansas (Cost $847,963)		814,142	0.5%

Kentucky
Garrard County School District Finance Corp.,
5.000%, 08/01/2037 (Callable 08/01/2031)(Insured by BAM)	810,000	835,664
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2027 (Insured by NATL)	125,000	103,503
4.000%, 07/01/2031 (Callable 07/01/2025)	100,000	95,110
5.000%, 07/01/2033 (Callable 07/01/2025)	200,000	201,257
5.000%, 01/01/2045 (Callable 07/01/2025)	200,000	189,283
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	500,000	495,323
4.757%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	50,000	49,822
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	250,000	245,157
Louisville/Jefferson County Metropolitan Government,
5.000%, 10/01/2047 (Callable 07/01/2026)(Mandatory Tender Date 10/01/2026) (1)	500,000	507,437
Total Kentucky (Cost $2,835,537)		2,722,556	1.8%

Louisiana
Plaquemines Port Harbor & Terminal District,
4.000%, 03/15/2025 (Mandatory Tender Date 03/15/2024) (1)	250,000	248,974
Total Louisiana (Cost $250,000)		248,974	0.2%

Maine
City of Lewiston ME,
1.375%, 02/15/2033 (Callable 02/15/2028)	345,000	246,456
Maine Health & Higher Educational Facilities Authority,
5.000%, 07/01/2037 (Callable 07/01/2030)(Insured by ST AID)	600,000	608,175
Total Maine (Cost $904,870)		854,631	0.6%

Maryland
Maryland Community Development Administration,
4.700%, 03/01/2046 (Callable 03/01/2031)(Insured by GNMA)	400,000	377,734
Maryland Economic Development Corp.,
5.000%, 06/01/2030 (Callable 06/01/2028)	500,000	508,989
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2030	100,000	102,117
5.250%, 07/01/2033 (Callable 07/01/2030) (3)	590,000	573,732
Total Maryland (Cost $1,625,979)		1,562,572	1.0%

Massachusetts
Commonwealth of Massachusetts,
2.750%, 03/01/2050 (Callable 03/01/2030)	600,000	383,905
Massachusetts Development Finance Agency:
5.000%, 10/01/2024	150,000	150,316
5.000%, 07/15/2025 (3)	50,000	49,362
5.000%, 07/01/2028 (Callable 07/01/2026)	500,000	504,706
5.000%, 07/01/2044 (Callable 07/01/2027)	500,000	477,964
Massachusetts Educational Financing Authority:
5.000%, 01/01/2027 (Callable 01/01/2025)	500,000	501,044
2.000%, 07/01/2037 (Callable 07/01/2031)	400,000	320,456
4.250%, 07/01/2044 (Callable 07/01/2033)	400,000	370,651
Massachusetts State College Building Authority,
2.000%, 05/01/2041 (Callable 05/01/2030)	295,000	176,998
Town of Middleton MA,
2.000%, 12/15/2038 (Callable 12/15/2030)	1,520,000	1,019,453
Total Massachusetts (Cost $4,289,452)		3,954,855	2.5%

Michigan
Allegan Public School District,
5.000%, 05/01/2037 (Callable 05/01/2033)(Insured by Q-SBLF)	250,000	264,826
City of Detroit MI,
6.000%, 05/01/2043 (Callable 05/01/2033)	250,000	263,571
Flat Rock Community School District,
5.000%, 05/01/2041 (Callable 05/01/2032)(Insured by Q-SBLF)	350,000	357,530
Fraser Public School District:
5.000%, 05/01/2038 (Callable 05/01/2033)(Insured by Q-SBLF)	400,000	417,865
5.000%, 05/01/2039 (Callable 05/01/2033)(Insured by Q-SBLF)	180,000	185,392
5.000%, 05/01/2048 (Callable 05/01/2033)(Insured by Q-SBLF)	475,000	475,597
Michigan Finance Authority:
4.000%, 10/01/2024	450,000	445,011
4.500%, 10/01/2029 (Callable 10/01/2024)	370,000	354,345
5.000%, 05/15/2035 (Callable 05/15/2025)	1,010,000	1,013,728
5.000%, 10/01/2039 (Callable 10/01/2024)(Partially Pre-refunded)	1,000,000	982,771
5.000%, 07/01/2044 (Callable 07/01/2024)	300,000	273,128
Michigan Strategic Fund,
5.000%, 12/31/2043 (Callable 12/31/2028)	305,000	290,417
Rockford Public Schools,
5.000%, 05/01/2040 (Callable 05/01/2033)(Insured by Q-SBLF)	500,000	517,199
Walled Lake Consolidated School District,
5.000%, 05/01/2047 (Callable 05/01/2032)(Insured by Q-SBLF)	1,000,000	1,014,437
Total Michigan (Cost $7,150,505)		6,855,817	4.4%

Minnesota
Housing & Redevelopment Authority of the City of St. Paul MN,
5.000%, 12/01/2036 (Callable 12/01/2030)	150,000	142,490
Minnesota Higher Education Facilities Authority,
4.000%, 10/01/2040 (Callable 10/01/2030)	105,000	92,443
Minnesota Housing Finance Agency:
4.000%, 08/01/2039 (Callable 08/01/2033)	660,000	618,618
4.500%, 01/01/2043 (Callable 01/01/2033)(Insured by GNMA)	500,000	465,900
4.250%, 01/01/2049 (Callable 01/01/2028)(Insured by GNMA)	155,000	152,051
Total Minnesota (Cost $1,576,866)		1,471,502	0.9%

Mississippi
City of Gulfport MS,
5.000%, 07/01/2026	100,000	100,575
County of Hinds MS,
4.000%, 11/01/2034 (Callable 11/01/2025)	100,000	89,125
County of Lafayette MS,
4.000%, 06/01/2028 (Callable 06/01/2027)	135,000	130,378
Mississippi Development Bank:
5.000%, 11/01/2030 (Callable 11/01/2027)	100,000	98,318
5.250%, 03/01/2045 (Callable 03/01/2028)	150,000	142,836
Total Mississippi (Cost $628,752)		561,232	0.4%

Missouri
City of Kansas City MO,
0.000%, 02/01/2029	210,000	165,781
City of St. Louis MO,
5.000%, 07/01/2039 (Callable 07/01/2029)	300,000	306,445
Clay County School District No. 40,
5.000%, 04/01/2039 (Callable 04/01/2033)	600,000	599,279
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)	30,000	29,979
4.000%, 08/01/2025	150,000	145,800
5.000%, 11/15/2032 (Callable 11/15/2025)	1,200,000	1,197,877
5.000%, 11/15/2033 (Callable 11/15/2030)	360,000	373,050
Industrial Development Authority of University City,
5.500%, 06/15/2042 (Callable 06/15/2033)	500,000	471,542
Joplin Schools,
2.000%, 03/01/2032 (Callable 03/01/2029)(Insured by BAM)	600,000	477,518
Missouri Housing Development Commission,
2.350%, 11/01/2046 (Callable 05/01/2030)(Insured by GNMA)	1,000,000	669,836
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	80,000	78,420
3.875%, 10/01/2035 (Callable 10/01/2029)	715,000	623,094
5.000%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,003,018
St. Louis Municipal Finance Corp.,
5.000%, 10/01/2045 (Callable 10/01/2030)(Insured by AGM)	1,000,000	995,159
Total Missouri (Cost $7,468,148)		7,136,798	4.6%

Montana
Montana Facility Finance Authority,
5.000%, 07/01/2030 (Callable 07/01/2028)	500,000	503,819
Total Montana (Cost $529,185)		503,819	0.3%

Nebraska
Central Plains Energy Project,
5.000%, 05/01/2054 (Callable 08/01/2029)(Mandatory Tender Date 11/01/2029) (1)	750,000	758,723
Total Nebraska (Cost $767,724)		758,723	0.5%

Nevada
Carson City NV,
5.000%, 09/01/2031 (Callable 09/01/2027)	495,000	503,483
Total Nevada (Cost $515,148)		503,483	0.3%

New Hampshire
New Hampshire Business Finance Authority:
4.500%, 10/01/2033 (6)	1,000,000	987,812
4.375%, 09/20/2036	492,132	455,706
4.500%, 06/01/2053 (Callable 06/01/2033)(Insured by BAM)	500,000	447,513
Total New Hampshire (Cost $1,956,827)		1,891,031	1.2%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	85,000	83,757
Borough of Woodbury Heights NJ,
4.000%, 12/01/2024 (Callable 10/30/2023)(Insured by AGC)	20,000	20,001
New Jersey Housing & Mortgage Finance Agency,
5.000%, 10/01/2063 (Insured by HUD)	500,000	439,383
Newark Parking Authority:
5.250%, 02/01/2043 (Callable 02/01/2033)(Insured by AGM)	200,000	201,561
5.500%, 02/01/2051 (Callable 02/01/2033)(Insured by AGM)	340,000	343,521
South Jersey Transportation Authority,
5.250%, 11/01/2052 (Callable 11/01/2032)(Insured by BAM)	500,000	515,382
Township of Willingboro NJ,
2.125%, 09/01/2033 (Callable 09/01/2028)	225,000	176,119
Total New Jersey (Cost $1,892,794)		1,779,724	1.1%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	100,000	86,262
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender Date 04/01/2025)(Insured by FHA) (1)	400,000	395,998
Brookhaven Local Development Corp.,
5.000%, 11/01/2024	45,000	44,989
Build NYC Resource Corp.,
4.000%, 12/01/2031 (Callable 12/01/2029) (3)	300,000	267,247
Huntington Local Development Corp.,
4.000%, 07/01/2027	205,000	193,382
Monroe County Industrial Development Corp.,
4.840%, 11/01/2040 (Insured by FNMA)	995,464	974,877
New York City Housing Development Corp.:
2.550%, 11/01/2045 (Callable 02/01/2029)	1,000,000	641,066
3.000%, 02/15/2048 (Callable 05/15/2024)	500,000	490,956
New York City Industrial Development Agency,
4.535%, 03/01/2025 (CPI YOY + 0.870%)(Insured by FGIC) (2)	100,000	99,676
New York State Dormitory Authority,
5.000%, 03/15/2048 (Callable 09/15/2028)	250,000	253,021
New York State Environmental Facilities Corp.,
5.125%, 09/01/2050 (Callable 06/05/2030)(Mandatory Tender Date 09/03/2030) (1)(3)	500,000	492,693
New York State Housing Finance Agency,
3.600%, 11/01/2062 (Callable 06/01/2025)(Mandatory Tender Date 05/01/2027)(Insured by SONYMA) (1)	500,000	484,675
New York Transportation Development Corp.,
5.000%, 01/01/2029 (Callable 01/01/2028)	1,000,000	1,008,747
Onondaga Civic Development Corp.:
5.000%, 10/01/2023	100,000	100,000
5.000%, 10/01/2040 (Callable 10/01/2025)	75,000	63,597
Schenectady County Capital Resource Corp.,
5.250%, 07/01/2052 (Callable 07/01/2032)	350,000	363,289
Town of Hempstead NY,
2.125%, 06/15/2041 (Callable 06/15/2029)	1,000,000	647,007
Town of Ramapo NY,
3.750%, 03/01/2030 (Callable 10/20/2023)	50,000	43,561
Triborough Bridge & Tunnel Authority,
4.500%, 05/15/2047 (Callable 11/15/2032)	500,000	482,385
Westchester County Local Development Corp.,
2.875%, 07/01/2026 (3)	500,000	473,899
Total New York (Cost $7,901,245)		7,607,327	4.9%

North Carolina
Greater Asheville Regional Airport Authority:
5.250%, 07/01/2038 (Callable 07/01/2032)(Insured by AGM)	350,000	363,076
5.500%, 07/01/2047 (Callable 07/01/2032)(Insured by AGM)	500,000	516,004
North Carolina Housing Finance Agency,
2.850%, 07/01/2040 (Callable 07/01/2029)	460,000	349,466
North Carolina Medical Care Commission,
5.000%, 01/01/2038 (Callable 01/01/2026)	250,000	238,219
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	47,590
Total North Carolina (Cost $1,576,592)		1,514,355	1.0%

North Dakota
City of Horace ND:
5.000%, 05/01/2048 (Callable 05/01/2031)	500,000	441,808
6.000%, 05/01/2049 (Callable 05/01/2032) (6)	500,000	501,376
City of Mandan ND,
3.000%, 09/01/2036 (Callable 09/01/2024)	200,000	158,749
County of Ward ND:
5.000%, 06/01/2029 (Callable 06/01/2028)	200,000	186,582
5.000%, 06/01/2031 (Callable 06/01/2028)	300,000	274,196
North Dakota Housing Finance Agency,
5.750%, 01/01/2054 (Callable 07/01/2032)	1,000,000	1,039,805
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 10/16/2023)	50,000	48,954
Total North Dakota (Cost $2,809,469)		2,651,470	1.7%

Ohio
Akron Bath Copley Joint Township Hospital District,
5.000%, 11/15/2031 (Callable 11/15/2030)	100,000	102,831
Cleveland-Cuyahoga County Port Authority,
5.500%, 08/01/2052 (Callable 08/01/2032)	350,000	354,440
County of Hamilton OH,
5.000%, 02/01/2028 (Callable 02/01/2024)	550,000	535,512
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	100,000	85,939
Ohio Air Quality Development Authority,
4.000%, 09/01/2030 (Mandatory Tender Date 06/01/2027) (1)	520,000	508,350
Ohio Higher Educational Facility Commission,
6.510%, 12/01/2023 (CPI YOY + 1.120%)(Insured by FGIC) (2)	170,000	170,507
Ohio Housing Finance Agency:
6.000%, 02/01/2026 (Callable 02/01/2025) (3)	500,000	495,154
2.900%, 09/01/2045 (Callable 03/01/2029)(Insured by GNMA)	800,000	660,239
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	50,000	48,238
Ohio Turnpike & Infrastructure Commission,
5.700%, 02/15/2034 (Callable 02/15/2031) (5)	95,000	107,767
Port of Greater Cincinnati Development Authority,
5.000%, 05/01/2025 (Callable 11/01/2023) (3)	600,000	590,942
Warren County Port Authority,
4.000%, 12/01/2053 (Callable 12/01/2031)	100,000	70,277
Total Ohio (Cost $3,940,623)		3,730,196	2.4%

Oklahoma
Canadian County Educational Facilities Authority,
5.000%, 09/01/2029	1,000,000	1,039,697
Muskogee Industrial Trust,
4.000%, 09/01/2033 (Callable 09/01/2029)	500,000	447,466
Tulsa Industrial Authority,
5.000%, 10/01/2023	25,000	25,000
Total Oklahoma (Cost $1,582,566)		1,512,163	1.0%

Oregon
Clackamas County Hospital Facility Authority,
5.000%, 05/15/2024	165,000	164,289
Deschutes County Administrative School District No. 1,
5.000%, 06/15/2040 (Callable 06/15/2033)(Insured by SCH BD GTY)	1,175,000	1,250,887
Port of Portland OR,
5.000%, 07/01/2028	425,000	439,312
Salem Hospital Facility Authority,
5.000%, 05/15/2034 (Callable 05/15/2029)	50,000	51,956
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 10/20/2023)	210,000	201,160
2.500%, 11/15/2028 (Callable 10/20/2023)	250,000	216,226
Total Oregon (Cost $2,393,913)		2,323,830	1.5%

Pennsylvania
Borough of Bellevue PA,
2.000%, 04/01/2031 (Callable 04/01/2027)(Insured by BAM)	400,000	325,039
Chester County Industrial Development Authority,
5.000%, 08/01/2035 (Callable 10/30/2023)	135,000	127,605
East Hempfield Township Industrial Development Authority,
5.000%, 12/01/2027 (Callable 12/01/2025)	400,000	405,193
Hempfield School District:
2.000%, 04/15/2030 (Callable 04/15/2027)(Insured by ST AID)	150,000	124,192
2.000%, 04/15/2031 (Callable 04/15/2027)(Insured by ST AID)	200,000	161,631
Highlands School District,
5.000%, 04/15/2032 (Insured by AGM)	610,000	646,032
Lancaster County Hospital Authority,
5.000%, 11/01/2040 (Callable 11/01/2029)	275,000	277,459
Mckeesport Area School District,
0.000%, 10/01/2033 (Insured by AGM)	400,000	250,844
Montgomery County Industrial Development Authority,
4.100%, 04/01/2053 (Mandatory Tender Date 04/03/2028) (1)	250,000	249,086
Pennsylvania Economic Development Financing Authority:
0.000%, 01/01/2039 (County Guaranteed)	140,000	61,687
5.000%, 06/30/2042 (Callable 06/30/2026)	300,000	281,116
Pennsylvania Higher Educational Facilities Authority,
5.000%, 07/01/2035 (Callable 07/01/2026)	150,000	142,850
Pennsylvania Turnpike Commission:
6.375%, 12/01/2038 (Callable 12/01/2027) (5)	45,000	48,445
0.000%, 12/01/2040 (Callable 06/01/2029) (5)	75,000	73,162
5.000%, 12/01/2048 (Callable 12/01/2028)	40,000	40,459
Philadelphia Authority for Industrial Development:
5.000%, 09/01/2024	695,000	698,680
5.000%, 06/15/2032 (Callable 06/15/2030)	340,000	329,712
5.250%, 11/01/2052 (Callable 11/01/2032)	250,000	250,566
Sayre Health Care Facilities Authority,
4.155%, 12/01/2031 (3 Month LIBOR USD + 0.830%)(Callable 10/30/2023) (2)	500,000	463,709
State Public School Building Authority:
5.000%, 12/01/2029 (Callable 12/01/2026)(Insured by AGM)	925,000	951,609
0.000%, 05/15/2030 (Insured by NATL)	200,000	149,029
Total Pennsylvania (Cost $6,380,917)		6,058,105	3.9%

Rhode Island
Providence Redevelopment Agency,
5.000%, 04/01/2027 (Callable 04/01/2025)	410,000	410,864
Total Rhode Island (Cost $419,515)		410,864	0.3%

South Carolina
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (1)	605,000	603,211
Scago Educational Facilities Corp. for Spartanburg School District No. 1,
3.375%, 06/01/2030 (Callable 06/01/2025)	100,000	93,575
South Carolina Jobs-Economic Development Authority:
5.250%, 11/15/2028 (Callable 05/15/2025)	600,000	589,946
4.000%, 08/15/2030 (Callable 08/15/2026)	100,000	93,470
5.250%, 08/15/2033 (Callable 08/15/2026)	150,000	152,166
7.750%, 11/15/2058 (Callable 11/15/2030)	500,000	477,984
Spartanburg County School District No. 4,
5.250%, 03/01/2052 (Callable 03/01/2032)(Insured by SCSDE)	1,000,000	1,043,675
Three Rivers Solid Waste Authority,
0.000%, 10/01/2025	750,000	685,599
Total South Carolina (Cost $3,868,355)		3,739,626	2.4%

South Dakota
City of Rapid City SD:
5.000%, 12/01/2026	220,000	220,731
4.000%, 12/01/2035 (Callable 12/01/2029)	125,000	112,825
South Dakota Health & Educational Facilities Authority,
4.000%, 11/01/2034 (Callable 11/01/2024)	600,000	564,265
Total South Dakota (Cost $955,965)		897,821	0.6%

Tennessee
Chattanooga Health Educational & Housing Facility Board,
5.000%, 08/01/2033 (Callable 08/01/2029)	250,000	257,731
Nashville & Davidson County Metropolitan Government:
5.000%, 07/01/2037 (Callable 01/01/2034)	500,000	529,888
5.250%, 05/01/2053 (Callable 05/01/2033)	500,000	507,402
Tennergy Corp.,
5.500%, 10/01/2053 (Callable 09/01/2030)(Mandatory Tender Date 12/01/2030) (1)	500,000	507,828
Tennessee Housing Development Agency,
3.850%, 07/01/2043 (Callable 07/01/2027)	220,000	204,854
Total Tennessee (Cost $2,095,998)		2,007,703	1.3%

Texas
Arlington Higher Education Finance Corp.:
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)	125,000	120,521
4.000%, 08/15/2036 (Callable 08/15/2031)(PSF Guaranteed)	440,000	404,560
Arlington Housing Finance Corp.,
4.500%, 04/01/2041 (Callable 04/01/2026)(Mandatory Tender Date 04/01/2027) (1)	1,015,000	1,010,066
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	100,000	100,252
Bells Independent School District,
5.000%, 02/15/2041 (Callable 08/15/2033)(PSF Guaranteed)	690,000	719,303
Brazoria County Toll Road Authority,
0.000%, 03/01/2038 (Callable 03/01/2030)(County Guaranteed) (5)	55,000	48,105
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	5,000	4,928
Brushy Creek Regional Utility Authority, Inc.,
4.000%, 08/01/2031 (Callable 08/01/2026)	400,000	393,057
Chisum Independent School District,
4.000%, 08/15/2048 (Callable 08/15/2032)(PSF Guaranteed)	500,000	436,647
City of Magnolia TX,
5.700%, 09/01/2046 (3)	50,000	45,808
Clifton Higher Education Finance Corp.:
6.000%, 03/01/2029 (Callable 03/01/2024) (5)	385,000	385,763
5.750%, 08/15/2038 (Callable 08/15/2025)	10,000	9,765
Dalhart Independent School District,
5.000%, 02/15/2041 (Callable 02/15/2032)(PSF Guaranteed)	1,000,000	1,044,299
El Paso Housing Finance Corp.,
4.500%, 03/01/2026 (Mandatory Tender Date 03/01/2025)(Insured by HUD) (1)	500,000	499,600
Eula Independent School District,
4.125%, 02/15/2048 (Callable 02/15/2032)(PSF Guaranteed)	500,000	450,523
Far North Fort Worth Municipal Utility District No. 1,
4.000%, 09/01/2037 (Callable 10/01/2029)(Insured by BAM)	350,000	309,574
Grand Parkway Transportation Corp.,
5.000%, 10/01/2052 (Callable 01/01/2028)(Mandatory Tender Date 04/01/2028) (1)	1,000,000	1,040,341
Harris County Cultural Education Facilities Finance Corp.,
3.930%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	40,000	40,014
Harris County-Houston Sports Authority,
0.000%, 11/15/2025 (Insured by NATL)	500,000	451,127
Love Field Airport Modernization Corp.,
4.000%, 11/01/2035 (Callable 11/01/2031)(Insured by AGM)	500,000	475,483
Matagorda County Navigation District No. 1:
2.600%, 11/01/2029	575,000	497,272
4.400%, 05/01/2030 (Insured by AMBAC)	70,000	68,066
Mckinney Municipal Utility District No. 1,
3.375%, 09/01/2034 (Callable 05/01/2030)(Insured by BAM)	260,000	230,440
Montgomery County Municipal Utility District No. 88,
4.250%, 09/01/2047 (Callable 09/01/2029)(Insured by AGM)	500,000	428,425
Needville Independent School District,
4.250%, 08/15/2053 (Callable 08/15/2031)(PSF Guaranteed)	1,000,000	903,570
Northwest Harris County Municipal Utility District No. 5,
2.500%, 05/01/2028 (Callable 05/01/2024)(Insured by BAM)	350,000	317,392
Pecos Barstow Toyah Independent School District,
5.000%, 02/15/2042 (Callable 02/15/2026)(PSF Guaranteed)	1,000,000	1,005,548
Port Beaumont Navigation District,
4.000%, 01/01/2050 (Callable 10/30/2023) (3)	500,000	335,579
Slidell Independent School District,
4.375%, 08/15/2053 (Callable 08/15/2032)(PSF Guaranteed)	1,000,000	926,111
Tarrant County Cultural Education Facilities Finance Corp.:
2.250%, 11/15/2025	150,000	140,496
5.000%, 11/15/2027 (Callable 11/15/2026)	510,000	504,313
Tarrant County Hospital District,
4.000%, 08/15/2043 (Callable 08/15/2032)	250,000	225,243
Texas Department of Housing & Community Affairs,
3.750%, 09/01/2049 (Callable 09/01/2028)(Insured by GNMA)	655,000	536,194
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	65,000	66,360
Texas Municipal Gas Acquisition & Supply Corp. II,
4.130%, 09/15/2027 (3 Month LIBOR USD + 1.045%) (2)	185,000	181,611
Texas Municipal Gas Acquisition & Supply Corp. III,
5.000%, 12/15/2024	625,000	624,434
Texas Public Finance Authority:
5.250%, 05/01/2041 (Callable 05/01/2033)(Insured by BAM)	500,000	510,068
5.250%, 05/01/2042 (Callable 05/01/2033)(Insured by BAM)	750,000	762,757
Viridian Municipal Management District,
6.250%, 12/01/2049 (Callable 12/01/2029)	375,000	376,480
Total Texas (Cost $17,490,255)		16,630,095	10.7%

Utah
City of Salt Lake City UT:
5.000%, 07/01/2034 (Callable 07/01/2027)	500,000	509,056
5.000%, 07/01/2043 (Callable 07/01/2028)	455,000	447,108
Utah Charter School Finance Authority,
4.000%, 10/15/2051 (Callable 10/15/2031)(Insured by UT CSCE)	790,000	621,104
Utah Housing Corp.:
6.000%, 12/21/2052 (Insured by GNMA)	743,797	741,690
6.500%, 05/21/2053 (Insured by GNMA)	498,206	514,216
Total Utah (Cost $2,994,023)		2,833,174	1.8%

Vermont
Vermont Student Assistance Corp.,
5.000%, 06/15/2026	500,000	505,806
Total Vermont (Cost $512,821)		505,806	0.3%

Virginia
Arlington County Industrial Development Authority,
5.000%, 07/01/2053 (Callable 07/01/2030)(Mandatory Tender Date 07/01/2031) (1)	1,000,000	1,045,531
Chesapeake Bay Bridge & Tunnel District,
5.500%, 07/01/2025 (ETM)(Insured by NATL)	685,000	691,251
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)(Mandatory Tender Date 07/01/2043)(Insured by AGM)	150,000	151,201
Federal Home Loan Mortgage Corp. (FHLMC),
2.550%, 06/15/2035	470,000	369,782
Toll Road Investors Partnership II LP,
0.000%, 02/15/2025 (Insured by NATL) (3)	500,000	450,220
Virginia Port Authority,
5.000%, 07/01/2030 (Callable 07/01/2026)	750,000	761,873
Virginia Small Business Financing Authority,
5.250%, 10/01/2029 (Callable 10/01/2024)	520,000	523,609
Total Virginia (Cost $4,094,838)		3,993,467	2.6%

Washington
City of Lynnwood WA,
4.750%, 12/01/2042 (Callable 12/01/2032)	435,000	430,220
King County Housing Authority,
4.000%, 11/01/2036 (Callable 11/01/2029)(County Guaranteed)	600,000	545,689
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2038 (Callable 01/01/2029)	150,000	145,930
Port of Seattle WA:
4.000%, 08/01/2036 (Callable 08/01/2031)	300,000	280,781
5.500%, 08/01/2047 (Callable 08/01/2032)	250,000	257,234
Snohomish County Housing Authority,
4.000%, 04/01/2033 (Callable 04/01/2031)	500,000	479,005
State of Washington,
5.000%, 02/01/2045 (Callable 02/01/2033)	1,000,000	1,044,286
Tacoma Metropolitan Park District,
5.000%, 12/01/2024	1,000,000	1,001,326
Washington Health Care Facilities Authority:
4.760%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	90,000	90,025
5.000%, 08/15/2037 (Callable 02/15/2028)	300,000	294,442
5.000%, 08/01/2049 (Callable 08/01/2029)	250,000	236,947
Washington State Housing Finance Commission,
3.375%, 04/20/2037	1,250,000	1,004,934
Total Washington (Cost $6,141,332)		5,810,819	3.7%

Wisconsin
Boscobel Area School District,
5.000%, 03/01/2038 (Callable 03/01/2031)(Insured by BAM)	735,000	755,263
County of Milwaukee WI,
5.000%, 12/01/2030 (Callable 12/01/2026)	1,165,000	1,182,349
County of Waushara WI,
4.500%, 06/01/2027 (Callable 06/01/2025)	500,000	504,261
Howard-Suamico School District,
1.625%, 03/01/2031 (Callable 03/01/2028)	750,000	601,402
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 10/30/2023)	75,000	72,400
Public Finance Authority:
5.000%, 10/01/2023 (3)	75,000	75,000
5.000%, 05/15/2026 (Callable 05/15/2025) (3)	250,000	245,133
3.500%, 03/01/2027 (Callable 10/30/2023) (3)	800,000	767,365
3.250%, 01/01/2029	130,000	118,096
0.000%, 09/01/2029 (Callable 09/01/2026) (3)	750,000	471,324
5.000%, 10/01/2044 (Callable 04/01/2029)	250,000	243,845
4.000%, 01/01/2046 (Callable 01/01/2027)	1,000,000	746,111
3.300%, 10/01/2046 (Mandatory Tender Date 10/01/2026) (1)	245,000	239,234
5.750%, 07/01/2063 (Callable 07/01/2033) (3)	250,000	236,590
6.750%, 07/01/2063 (Callable 07/01/2033) (3)	750,000	712,386
Wisconsin Health & Educational Facilities Authority:
5.000%, 03/01/2028 (Callable 03/01/2024)	300,000	286,530
5.500%, 12/01/2052 (Callable 12/01/2032)	250,000	255,418
Wisconsin Housing & Economic Development Authority:
3.500%, 07/01/2025 (Insured by HUD) (3)	50,000	47,725
2.450%, 11/01/2046 (Callable 05/01/2030)(Insured by HUD)	1,500,000	892,262
Total Wisconsin (Cost $8,769,009)		8,452,694	5.4%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board,
5.000%, 06/15/2025	100,000	101,375
Sublette County Hospital District,
5.000%, 06/15/2026 (Callable 06/15/2025)	500,000	490,757
Total Wyoming (Cost $605,019)		592,132	0.4%
Total Long-Term Investments (Cost $158,804,381)		151,881,738	97.7%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 4.16% (4)	1,859,764	1,859,764
Total Short-Term Investment (Cost $1,859,764)		1,859,764	1.2%
Total Investments (Cost $160,664,145)		153,741,502	98.9%
Other Assets in Excess of Liabilities		1,638,586	1.1%
TOTAL NET ASSETS		$155,380,088	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
SCSDE	South Carolina School District
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

CPI YOY	Consumer Price Index - Year-Over-Year
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2023, the value of these securities totaled $11,118,713, which represented 7.16% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$151,881,738	$–	$151,881,738
Total Long-Term Investments	–	151,881,738	–	151,881,738
Short-Term Investment
Money Market Mutual Fund	1,859,764	–	–	1,859,764
Total Short-Term Investment	1,859,764	–	–	1,859,764
Total Investments	$1,859,764	$151,881,738	$–	$153,741,502

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.